Benefit Plans 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Health Care Trend Rates
Initial	6.50%		6.75%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2020
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	$ 2,221,000		$ 2,038,000
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(1,071,000)		(967,000)
Appalachian Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	159,230		148,205
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(54,288)		(35,064)
Indiana Michigan Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	137,209		143,657
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(162,226)		(174,040)
Ohio Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	264,150		260,141
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(25,470)		(22,936)
Public Service Co Of Oklahoma [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	7,557		7,238
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(13,589)		(14,138)
Southwestern Electric Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	86,750		92,890
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(47,274)		(46,178)
Pension Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.00%		4.70%
Rate of Compensation Increase	4.80%	[1]	4.85%	[1]
Increase in Benefit Obligation from Change in Assumed Mortality	128,000
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.70%		3.95%		4.55%
Expected Return on Plan Assets	6.00%		6.50%		7.25%
Rate of Compensation Increase	4.85%		4.95%		4.85%
Change in Benefit Obligation
Benefit Obligation as of January 1	4,841,000		5,205,000
Service Cost	72,000		69,000		76,000
Interest Cost	221,000		203,000		223,000
Actuarial (Gain) Loss	387,000		(305,000)
Benefit Payments	(296,000)		(331,000)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	5,225,000		4,841,000		5,205,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	4,711,000		4,696,000
Actual Gain on Plan Assets	474,000		340,000
Company Contributions	79,000		6,000
Participant Contributions	0		0
Benefit Payments	(296,000)		(331,000)
Fair Value of Plan Assets as of December 31	4,968,000		4,711,000		4,696,000
Funded (Underfunded) Status as of December 31	(257,000)		(130,000)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	0		0
Other Current Liabilities - Accrued Short-term Benefit Liability	(6,000)		(7,000)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(251,000)		(123,000)
Funded (Underfunded) Status	(257,000)		(130,000)
Components
Net Actuarial Loss	1,612,000		1,561,000
Prior Service Cost (Credit)	5,000		8,000
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	175,000		(367,000)
Amortization of Actuarial Gain (Loss)	(124,000)		(183,000)
Amortization of Prior Service Credit (Cost)	(3,000)		(3,000)
Change for the Year	48,000		(553,000)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.80%	[1]	4.85%	[1]
Increase in Benefit Obligation from Change in Assumed Mortality	128,000
Pension Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.00%		4.70%
Rate of Compensation Increase	4.45%	[1]	4.60%	[1]
Increase in Benefit Obligation from Change in Assumed Mortality	17,946
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.70%		3.95%		4.55%
Expected Return on Plan Assets	6.00%		6.50%		7.25%
Rate of Compensation Increase	4.60%		4.70%		4.70%
Change in Benefit Obligation
Benefit Obligation as of January 1	663,231		718,460
Service Cost	7,036		6,171		7,565
Interest Cost	29,624		27,662		30,211
Actuarial (Gain) Loss	41,671		(45,619)
Benefit Payments	(38,757)		(43,443)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	702,805		663,231		718,460
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	627,995		621,570
Actual Gain on Plan Assets	44,052		49,832
Company Contributions	8,999		36
Participant Contributions	0		0
Benefit Payments	(38,757)		(43,443)
Fair Value of Plan Assets as of December 31	642,289		627,995		621,570
Funded (Underfunded) Status as of December 31	(60,516)		(35,236)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	0		0
Other Current Liabilities - Accrued Short-term Benefit Liability	(39)		(34)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(60,477)		(35,202)
Funded (Underfunded) Status	(60,516)		(35,236)
Components
Net Actuarial Loss	235,000		220,047
Prior Service Cost (Credit)	523		720
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	31,546		(58,411)
Amortization of Actuarial Gain (Loss)	(16,593)		(25,025)
Amortization of Prior Service Credit (Cost)	(197)		(198)
Change for the Year	14,756		(83,634)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.45%	[1]	4.60%	[1]
Increase in Benefit Obligation from Change in Assumed Mortality	17,946
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.00%		4.70%
Rate of Compensation Increase	4.80%	[1]	4.90%	[1]
Increase in Benefit Obligation from Change in Assumed Mortality	15,117
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.70%		3.95%		4.55%
Expected Return on Plan Assets	6.00%		6.50%		7.25%
Rate of Compensation Increase	4.90%		5.00%		5.00%
Change in Benefit Obligation
Benefit Obligation as of January 1	574,699		618,973
Service Cost	10,068		8,736		9,908
Interest Cost	26,293		24,100		26,245
Actuarial (Gain) Loss	38,466		(41,631)
Benefit Payments	(31,578)		(35,479)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	617,948		574,699		618,973
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	559,143		552,026
Actual Gain on Plan Assets	55,295		42,584
Company Contributions	8,877		12
Participant Contributions	0		0
Benefit Payments	(31,578)		(35,479)
Fair Value of Plan Assets as of December 31	591,737		559,143		552,026
Funded (Underfunded) Status as of December 31	(26,211)		(15,556)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	0		0
Other Current Liabilities - Accrued Short-term Benefit Liability	(28)		(43)
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(26,183)		(15,513)
Funded (Underfunded) Status	(26,211)		(15,556)
Components
Net Actuarial Loss	137,945		138,367
Prior Service Cost (Credit)	510		705
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	14,163		(51,388)
Amortization of Actuarial Gain (Loss)	(14,585)		(21,688)
Amortization of Prior Service Credit (Cost)	(195)		(195)
Change for the Year	(617)		(73,271)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.80%	[1]	4.90%	[1]
Increase in Benefit Obligation from Change in Assumed Mortality	15,117
Pension Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.00%		4.70%
Rate of Compensation Increase	4.80%	[1]	5.00%	[1]
Increase in Benefit Obligation from Change in Assumed Mortality	14,525
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.70%		3.95%		4.55%
Expected Return on Plan Assets	6.00%		6.50%		7.25%
Rate of Compensation Increase	5.00%		5.00%		5.00%
Change in Benefit Obligation
Benefit Obligation as of January 1	523,643		1,068,186
Transfer of OPCo Generation Benefit Obligation	0		(499,725)
Service Cost	5,140		5,285		11,003
Interest Cost	22,105		21,939		45,194
Actuarial (Gain) Loss	6,761		(34,373)
Benefit Payments	(31,399)		(37,669)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	526,250		523,643		1,068,186
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	501,634		1,015,115
Transfer of OPCo Generation Plan Assets	0		(506,076)
Actual Gain on Plan Assets	21,679		30,264
Company Contributions	6,547		0
Participant Contributions	0		0
Benefit Payments	(31,399)		(37,669)
Fair Value of Plan Assets as of December 31	498,461		501,634		1,015,115
Funded (Underfunded) Status as of December 31	(27,789)		(22,009)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	0		0
Other Current Liabilities - Accrued Short-term Benefit Liability	(1)		(1)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(27,788)		(22,008)
Funded (Underfunded) Status	(27,789)		(22,009)
Components
Net Actuarial Loss	226,755		227,668
Prior Service Cost (Credit)	393		550
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	11,509		(253,392)
Amortization of Actuarial Gain (Loss)	(12,422)		(19,833)
Amortization of Prior Service Credit (Cost)	(157)		(157)
Change for the Year	(1,070)		(273,382)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.80%	[1]	5.00%	[1]
Increase in Benefit Obligation from Change in Assumed Mortality	14,525
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.00%		4.70%
Rate of Compensation Increase	4.80%	[1]	4.90%	[1]
Increase in Benefit Obligation from Change in Assumed Mortality	6,811
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.70%		3.95%		4.55%
Expected Return on Plan Assets	6.00%		6.50%		7.25%
Rate of Compensation Increase	4.90%		4.90%		4.90%
Change in Benefit Obligation
Benefit Obligation as of January 1	260,710		279,685
Service Cost	5,207		5,562		5,951
Interest Cost	12,057		10,993		12,301
Actuarial (Gain) Loss	25,708		(15,381)
Benefit Payments	(18,277)		(20,149)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	285,405		260,710		279,685
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	264,597		264,823
Actual Gain on Plan Assets	24,607		19,892
Company Contributions	4,555		31
Participant Contributions	0		0
Benefit Payments	(18,277)		(20,149)
Fair Value of Plan Assets as of December 31	275,482		264,597		264,823
Funded (Underfunded) Status as of December 31	(9,923)		3,887
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs	0		5,280
Other Current Liabilities - Accrued Short-term Benefit Liability	(190)		(107)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(9,733)		(1,286)
Funded (Underfunded) Status	(9,923)		3,887
Components
Net Actuarial Loss	102,641		93,688
Prior Service Cost (Credit)	536		832
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	15,706		(19,599)
Amortization of Actuarial Gain (Loss)	(6,753)		(9,845)
Amortization of Prior Service Credit (Cost)	(296)		(297)
Change for the Year	8,657		(29,741)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.80%	[1]	4.90%	[1]
Increase in Benefit Obligation from Change in Assumed Mortality	6,811
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.00%		4.70%
Rate of Compensation Increase	4.80%	[1]	4.85%	[1]
Increase in Benefit Obligation from Change in Assumed Mortality	6,445
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.70%		3.95%		4.55%
Expected Return on Plan Assets	6.00%		6.50%		7.25%
Rate of Compensation Increase	4.85%		4.75%		4.75%
Change in Benefit Obligation
Benefit Obligation as of January 1	270,564		285,560
Service Cost	6,618		7,011		7,099
Interest Cost	12,651		11,454		12,537
Actuarial (Gain) Loss	27,511		(12,818)
Benefit Payments	(19,178)		(20,643)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	298,166		270,564		285,560
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	278,946		279,699
Actual Gain on Plan Assets	26,482		19,823
Company Contributions	3,902		67
Participant Contributions	0		0
Benefit Payments	(19,178)		(20,643)
Fair Value of Plan Assets as of December 31	290,152		278,946		279,699
Funded (Underfunded) Status as of December 31	(8,014)		8,382
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	0		9,506
Other Current Liabilities - Accrued Short-term Benefit Liability	(82)		(79)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(7,932)		(1,045)
Funded (Underfunded) Status	(8,014)		8,382
Components
Net Actuarial Loss	104,903		95,492
Prior Service Cost (Credit)	655		1,004
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	16,457		(16,133)
Amortization of Actuarial Gain (Loss)	(7,046)		(10,214)
Amortization of Prior Service Credit (Cost)	(349)		(349)
Change for the Year	9,062		(26,696)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.80%	[1]	4.85%	[1]
Increase in Benefit Obligation from Change in Assumed Mortality	6,445
Pension Plans [Member] | Maximum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	12.00%
Pension Plans [Member] | Maximum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	12.00%
Pension Plans [Member] | Maximum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	12.00%
Pension Plans [Member] | Maximum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	12.00%
Pension Plans [Member] | Maximum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	12.00%
Pension Plans [Member] | Maximum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	12.00%
Pension Plans [Member] | Minimum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Other Postretirement Benefit Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.00%		4.70%
Increase in Benefit Obligation from Change in Assumed Mortality	8,000
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.70%		3.95%		4.75%
Expected Return on Plan Assets	6.75%		7.00%		7.25%
Health Care Trend Rates
Initial	6.50%		6.75%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	4,000
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	77,000
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(3,000)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(60,000)
Change in Benefit Obligation
Benefit Obligation as of January 1	1,456,000		1,849,000
Service Cost	14,000		23,000		47,000
Interest Cost	67,000		71,000		103,000
Actuarial (Gain) Loss	(14,000)		(395,000)
Benefit Payments	(134,000)		(140,000)
Participant Contributions	42,000		39,000
Medicare Subsidy	8,000		9,000
Benefit Obligation as of December 31	1,439,000		1,456,000		1,849,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	1,699,000		1,568,000
Actual Gain on Plan Assets	83,000		208,000
Company Contributions	4,000		24,000
Participant Contributions	42,000		39,000
Benefit Payments	(134,000)		(140,000)
Fair Value of Plan Assets as of December 31	1,694,000		1,699,000		1,568,000
Funded (Underfunded) Status as of December 31	255,000		243,000
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	337,000		264,000
Other Current Liabilities - Accrued Short-term Benefit Liability	(4,000)		(4,000)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(78,000)		(17,000)
Funded (Underfunded) Status	255,000		243,000
Components
Net Actuarial Loss	420,000		428,000
Prior Service Cost (Credit)	(624,000)		(693,000)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	14,000		(496,000)
Amortization of Actuarial Gain (Loss)	(22,000)		(65,000)
Amortization of Prior Service Credit (Cost)	69,000		69,000
Change for the Year	61,000		(492,000)
Benefit Plans (Textuals) [Abstract]
Increase in Benefit Obligation from Change in Assumed Mortality	8,000
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.00%		4.70%
Increase in Benefit Obligation from Change in Assumed Mortality	2,271
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.70%		3.95%		4.75%
Expected Return on Plan Assets	6.75%		7.00%		7.25%
Health Care Trend Rates
Initial	6.50%		6.75%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	902
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	17,260
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(691)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(13,614)
Change in Benefit Obligation
Benefit Obligation as of January 1	279,884		348,990
Service Cost	1,448		2,566		5,387
Interest Cost	12,788		13,454		18,462
Actuarial (Gain) Loss	(8,975)		(66,056)
Benefit Payments	(26,584)		(27,220)
Participant Contributions	7,196		6,600
Medicare Subsidy	1,391		1,550
Benefit Obligation as of December 31	267,148		279,884		348,990
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	284,840		267,758
Actual Gain on Plan Assets	11,836		34,289
Company Contributions	3,345		3,413
Participant Contributions	7,196		6,600
Benefit Payments	(26,584)		(27,220)
Fair Value of Plan Assets as of December 31	280,633		284,840		267,758
Funded (Underfunded) Status as of December 31	13,485		4,956
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	56,498		27,945
Other Current Liabilities - Accrued Short-term Benefit Liability	(2,884)		(2,970)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(40,129)		(20,019)
Funded (Underfunded) Status	13,485		4,956
Components
Net Actuarial Loss	65,841		72,732
Prior Service Cost (Credit)	(90,626)		(100,676)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(2,309)		(82,192)
Amortization of Actuarial Gain (Loss)	(4,582)		(12,249)
Amortization of Prior Service Credit (Cost)	10,050		10,050
Change for the Year	3,159		(84,391)
Benefit Plans (Textuals) [Abstract]
Increase in Benefit Obligation from Change in Assumed Mortality	2,271
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.00%		4.70%
Increase in Benefit Obligation from Change in Assumed Mortality	1,644
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.70%		3.95%		4.75%
Expected Return on Plan Assets	6.75%		7.00%		7.25%
Health Care Trend Rates
Initial	6.50%		6.75%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	343
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	7,117
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(264)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(5,630)
Change in Benefit Obligation
Benefit Obligation as of January 1	166,497		218,553
Service Cost	1,947		3,219		6,621
Interest Cost	7,638		8,221		12,785
Actuarial (Gain) Loss	(4,925)		(52,800)
Benefit Payments	(15,730)		(16,613)
Participant Contributions	5,168		4,745
Medicare Subsidy	1,064		1,172
Benefit Obligation as of December 31	161,659		166,497		218,553
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	206,214		194,128
Actual Gain on Plan Assets	6,664		23,844
Company Contributions	92		110
Participant Contributions	5,168		4,745
Benefit Payments	(15,730)		(16,613)
Fair Value of Plan Assets as of December 31	202,408		206,214		194,128
Funded (Underfunded) Status as of December 31	40,749		39,717
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	40,749		39,590
Other Current Liabilities - Accrued Short-term Benefit Liability	0		0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	0		127
Funded (Underfunded) Status	40,749		39,717
Components
Net Actuarial Loss	54,444		54,949
Prior Service Cost (Credit)	(85,117)		(94,538)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	1,863		(63,460)
Amortization of Actuarial Gain (Loss)	(2,368)		(7,526)
Amortization of Prior Service Credit (Cost)	9,421		9,421
Change for the Year	8,916		(61,565)
Benefit Plans (Textuals) [Abstract]
Increase in Benefit Obligation from Change in Assumed Mortality	1,644
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.00%		4.70%
Increase in Benefit Obligation from Change in Assumed Mortality	310
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.70%		3.95%		4.75%
Expected Return on Plan Assets	6.75%		7.00%		7.25%
Health Care Trend Rates
Initial	6.50%		6.75%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	308
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	7,251
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(237)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(5,736)
Change in Benefit Obligation
Benefit Obligation as of January 1	171,164		466,290
Transfer of OPCo Generation Benefit Obligation	0		(250,843)
Service Cost	1,026		2,882		8,748
Interest Cost	7,601		9,494		24,189
Actuarial (Gain) Loss	(4,286)		(44,149)
Benefit Payments	(17,353)		(18,844)
Participant Contributions	5,564		5,199
Medicare Subsidy	981		1,135
Benefit Obligation as of December 31	164,697		171,164		466,290
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	211,994		366,301
Transfer of OPCo Generation Plan Assets	0		(170,650)
Actual Gain on Plan Assets	6,007		29,576
Company Contributions	0		412
Participant Contributions	5,564		5,199
Benefit Payments	(17,353)		(18,844)
Fair Value of Plan Assets as of December 31	206,212		211,994		366,301
Funded (Underfunded) Status as of December 31	41,515		40,830
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	41,515		39,496
Other Current Liabilities - Accrued Short-term Benefit Liability	0		0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	0		1,334
Funded (Underfunded) Status	41,515		40,830
Components
Net Actuarial Loss	30,651		29,804
Prior Service Cost (Credit)	(62,377)		(69,300)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	3,226		(111,922)
Amortization of Actuarial Gain (Loss)	(2,379)		(8,633)
Amortization of Prior Service Credit (Cost)	6,923		6,962
Change for the Year	7,770		(113,593)
Benefit Plans (Textuals) [Abstract]
Increase in Benefit Obligation from Change in Assumed Mortality	310
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.00%		4.70%
Increase in Benefit Obligation from Change in Assumed Mortality	555
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.70%		3.95%		4.75%
Expected Return on Plan Assets	6.75%		7.00%		7.25%
Health Care Trend Rates
Initial	6.50%		6.75%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	158
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	3,377
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(121)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(2,671)
Change in Benefit Obligation
Benefit Obligation as of January 1	77,779		99,680
Service Cost	839		1,372		2,836
Interest Cost	3,574		3,793		5,797
Actuarial (Gain) Loss	(952)		(22,070)
Benefit Payments	(7,305)		(7,741)
Participant Contributions	2,304		2,229
Medicare Subsidy	467		516
Benefit Obligation as of December 31	76,706		77,779		99,680
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	96,333		90,521
Actual Gain on Plan Assets	4,709		11,324
Company Contributions	0		0
Participant Contributions	2,304		2,229
Benefit Payments	(7,305)		(7,741)
Fair Value of Plan Assets as of December 31	96,041		96,333		90,521
Funded (Underfunded) Status as of December 31	19,335		18,554
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs	19,335		17,349
Other Current Liabilities - Accrued Short-term Benefit Liability	0		0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	0		1,205
Funded (Underfunded) Status	19,335		18,554
Components
Net Actuarial Loss	25,242		25,712
Prior Service Cost (Credit)	(38,771)		(43,061)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	639		(27,305)
Amortization of Actuarial Gain (Loss)	(1,109)		(3,476)
Amortization of Prior Service Credit (Cost)	4,290		4,289
Change for the Year	3,820		(26,492)
Benefit Plans (Textuals) [Abstract]
Increase in Benefit Obligation from Change in Assumed Mortality	555
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.00%		4.70%
Increase in Benefit Obligation from Change in Assumed Mortality	775
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.70%		3.95%		4.75%
Expected Return on Plan Assets	6.75%		7.00%		7.25%
Health Care Trend Rates
Initial	6.50%		6.75%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	179
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	3,742
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(138)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(2,960)
Change in Benefit Obligation
Benefit Obligation as of January 1	86,997		109,948
Service Cost	1,012		1,693		3,324
Interest Cost	3,992		4,301		6,673
Actuarial (Gain) Loss	(2,296)		(23,852)
Benefit Payments	(7,731)		(8,057)
Participant Contributions	2,532		2,410
Medicare Subsidy	499		554
Benefit Obligation as of December 31	85,005		86,997		109,948
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	107,750		99,846
Actual Gain on Plan Assets	3,881		13,551
Company Contributions	0		0
Participant Contributions	2,532		2,410
Benefit Payments	(7,731)		(8,057)
Fair Value of Plan Assets as of December 31	106,432		107,750		99,846
Funded (Underfunded) Status as of December 31	21,427		20,753
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	21,427		19,210
Other Current Liabilities - Accrued Short-term Benefit Liability	0		0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	0		1,543
Funded (Underfunded) Status	21,427		20,753
Components
Net Actuarial Loss	32,377		32,772
Prior Service Cost (Credit)	(46,826)		(51,982)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	840		(30,523)
Amortization of Actuarial Gain (Loss)	(1,235)		(3,928)
Amortization of Prior Service Credit (Cost)	5,156		5,156
Change for the Year	4,761		(29,295)
Benefit Plans (Textuals) [Abstract]
Increase in Benefit Obligation from Change in Assumed Mortality	775
Net of Tax AOCI [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	129,000		147,000
Net of Tax AOCI [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	1,760		1,839
Net of Tax AOCI [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	2,817		2,933
Net of Tax AOCI [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	0		0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(36,000)		(48,000)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(2,896)		(1,606)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(2,866)		(3,354)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(3,569)		(4,794)
Deferred Income Taxes [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	70,000		79,000
Deferred Income Taxes [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	948		991
Deferred Income Taxes [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	1,517		1,579
Deferred Income Taxes [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	0		0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(19,000)		(26,000)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(1,559)		(865)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(1,543)		(1,807)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(1,921)		(2,580)
Regulatory Assets [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	1,418,000		1,343,000
Regulatory Assets [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	232,815		217,937
Regulatory Assets [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	134,121		134,560
Regulatory Assets [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	227,148		228,218
Regulatory Assets [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	103,177		94,520
Regulatory Assets [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	105,558		96,496
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(149,000)		(191,000)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(20,330)		(25,473)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(26,264)		(34,428)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(31,726)		(39,496)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(13,529)		(17,349)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	$ (8,959)		$ (11,836)

[1]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.